Debt and Commitments - Company's Commitments under Operating Leases Requiring Annual Rental Payments (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Leases [Abstract]
2016	$ 268
2017	232
2018	185
2019	161
2020	138
Thereafter	283
Total	$ 1,267